SUPPLEMENT DATED MAY 21, 2007 TO THE

FIRST INVESTORS EQUITY FUNDS PROSPECTUS

Total Return

Value

Blue Chip

Growth & Income

Global

All-Cap Growth

Mid-Cap Opportunity

Special Situations

Focused Equity

International

DATED JANUARY 31, 2007

1.

The information regarding the portfolio managers for the Global Fund under the “Fund Management” section on page 84 is deleted in its entirety and is replaced with the following:

The Global Fund is managed by a team of investment professionals. Nicolas M. Choumenkovitch, CFA, is a Vice President and Equity Portfolio Manager of Wellington Management and joined Wellington Management as an investment professional in 1995.  Mr. Choumenkovitch has been the Portfolio Manager for the international equity portion of the Fund since 2007, and has been involved in portfolio management and securities analysis for the international portion of the Fund since 2000.  In addition, Mr. Choumenkovitch determines the allocation of the Fund's assets between US and non-US equities.  Matthew E. Megargel has served as a Portfolio Manager for the US equity portion of the Fund since 2000. Jeffrey K. Kripke is a Vice President and Equity Portfolio Manager of Wellington Management and joined Wellington Management as an investment professional in 2001. Mr. Kripke has served as a Portfolio Manager for the US equity portion of the Fund since 2006 and has been involved in portfolio management and securities analysis for the US equity portion of the Fund since 2001. Francis J. Boggan, CFA, is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined Wellington Management as an investment professional in 2001.  Mr. Boggan has served as a Portfolio Manager for the US equity portion of the Fund since 2006.

EP30507

SUPPLEMENT DATED MAY 21, 2007 TO THE

FIRST INVESTORS GLOBAL FUND PROSPECTUS

DATED JANUARY 31, 2007

1.

The third paragraph under the heading “Who manages the Global Fund?” on page 11 is deleted in its entirety and is replaced with following:

The Global Fund is managed by a team of investment professionals.  Nicolas M. Choumenkovitch, CFA, is a Vice President and Equity Portfolio Manager of Wellington Management and joined Wellington Management as an investment professional in 1995.  Mr. Choumenkovitch has been the Portfolio Manager for the international equity portion of the Fund since 2007, and has been involved in portfolio management and securities analysis for the international portion of the Fund since 2000.  In addition, Mr. Choumenkovitch determines the allocation of the Fund's assets between US and non-US equities.  Matthew E. Megargel has served as a Portfolio Manager for the US equity portion of the Fund since 2000. Jeffrey K. Kripke is a Vice President and Equity Portfolio Manager of Wellington Management and joined Wellington Management as an investment professional in 2001. Mr. Kripke has served as a Portfolio Manager for the US equity portion of the Fund since 2006 and has been involved in portfolio management and securities analysis for the US equity portion of the Fund since 2001. Francis J. Boggan, CFA, is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined Wellington Management as an investment professional in 2001.  Mr. Boggan has served as a Portfolio Manager for the US equity portion of the Fund since 2006.

GLB0507

SUPPLEMENT DATED MAY 21, 2007 TO THE

FIRST INVESTORS EQUITY FUNDS

STATEMENT OF ADDITIONAL INFORMATION

TOTAL RETURN

VALUE

BLUE CHIP

GROWTH & INCOME

GLOBAL

ALL-CAP GROWTH

MID-CAP OPPORTUNITY

SPECIAL SITUATIONS

FOCUSED EQUITY

INTERNATIONAL

Dated January 31, 2007

1.  All references concerning Trond Skramstad relating to Wellington Management Company, LLP in SAI Part-I under the heading “Portfolio Managers” on pages I-12 through I-19 are deleted in their entirety.

EFSAI20507